Subsequent Events	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	Subsequent Events The Company has evaluated the existence of subsequent events and determined that there have not been events that requires a disclosure in this consolidated financial statements.